Accrued liabilities and provisions - Litigation (Details) - Legal proceedings contingent liability [member] - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Provision to execute contracts [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent liabilities	$ 93,992	$ 93,992
Consulting Group and Industrial Consulting SAS [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent liabilities	$ 0	$ 15,541